Fair Value Measurements (Schedule of Financial Assets and Financial Liabilities Measured at Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 830,011	$ 1,012,122
Short-term investments	104,167	1,362,641
Commodity contracts		5,071
Restricted cash and investments	275,163	585,833
Total assets	1,209,341	2,965,667
Foreign exchange and commodity contracts	(318)	(21,434)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	830,011	1,012,122
Short-term investments	104,167	1,362,641
Restricted cash and investments	275,163	585,833
Total assets	1,209,341	2,960,596
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity contracts		5,071
Total assets		5,071
Foreign exchange and commodity contracts	$ (318)	$ (21,434)